Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 172,983	$ 174,749
Less: accumulated depreciation	(123,259)	(104,390)
Net carrying value	49,724	70,359
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	114,469	115,637
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	57,480	58,067
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 1,034	$ 1,045